Finance Income (Expense) - Reconciliation of Total Interest Cost to Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Interest cost capitalized	$ 0	$ 0	$ 0
Interest expense	15,271	10,773	13,471
Total interest cost	$ 15,271	$ 10,773	$ 13,471